Shareholder Report, Average Annual Return (Details) LMZ0500_Franklin Multi-Asset Growth Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		13.25%	9.49%	9.35%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		14.25%	9.49%	9.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.32%	13.60%	15.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Composite Benchmark†
Average Annual Return, Percent	[1]	17.36%	9.99%	11.79%

[1]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.